CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ 15,554	$ (7,170)	$ 28,818
Profit for the year	19,356	18,678	16,536
Adjustments made to obtain the cash flows from operating activities-	8,148	7,494	7,129
Depreciation and amortization	2,973	2,533	2,058
Impairment losses on other assets (net)	5
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(38)	(69)	(71)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(7)	(6)	(20)
Income tax expense recognized in consolidated income statement	5,458	5,496	5,351
Expense recognized with respect to equity-settled share-based payments	401	283	131
Effect of foreign exchange rate changes on Subordinated Additional Tier I Capital Notes	6	(479)
Effect of foreign exchange rate changes on cash deposits	(650)	(264)	(320)
Net (increase)/decrease in operating assets-	(80,396)	218	(156,934)
Financial assets at fair value through profit or loss	48,013
Financial assets held for trading		27,007	(15,726)
Other financial assets at fair value through profit or loss	(55,720)	(9,365)	(13,903)
Remeasurement of debt instruments reclassified to financial assets at amortized cost	2,287
Financial assets at fair value through other comprehensive income	(67,730)
Available-for-sale financial assets		(10,877)	(52,951)
Financial assets at amortized cost	(13,996)
Loans and receivables		(3,927)	(74,811)
Other operating assets	6,750	(2,620)	457
Net increase/(decrease) in operating liabilities-	75,238	(29,596)	170,895
Financial liabilities held for trading		(27,103)	94,255
Financial liabilities at fair value through profit or loss	15,756
Other financial liabilities at fair value through profit or loss	(15,223)	(16,207)	(71,481)
Financial liabilities at amortized cost	69,498	16,747	130,265
Other operating liabilities	5,207	(3,033)	17,856
Income tax paid	(7,002)	(4,114)	(8,902)
Dividends received from equity instruments	210	150	94
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(5,349)	(4,525)	(3,092)
Payments-	(7,291)	(4,528)	(3,097)
Tangible assets	(3,307)	(1,816)	(1,096)
Intangible assets	(2,964)	(2,712)	(2,001)
Acquisition of subsidiary	(1,020)
Proceeds-	1,942	3	5
Disposal of tangible assets	3	3	5
Sale of Brokerage House	1,175
Sale of Custody business	764
C. CASH FLOWS FROM FINANCING ACTIVITIES:	(13,232)	(9,545)	(7,171)
Payments-	(36,513)	(9,545)	(17,468)
Dividends paid to owners	(11,050)	(8,910)	(17,468)
Paid interest on Subordinated Additional Tier I Capital Notes	(804)	(635)
Purchase of own shares (treasury shares)	(437)
Early settlement of Tier II Subordinated Capital Notes	(24,222)
Proceeds-	23,281		10,297
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	650	264	320
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(2,377)	(20,976)	18,875
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	57,687	78,663	59,788
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR	55,310	$ 57,687	78,663
Subordinated Additional Tier I Capital Notes
Statement
Issue of subordinated notes			$ 10,297
Tier II Subordinated Capital Notes
Statement
Issue of subordinated notes	$ 23,281